Average Annual Total Returns - Clarion Global Real Estate Portfolio	Apr. 30, 2021
FtseEpraNareitDevelopedIndexNr [Member]
Average Annual Return:
1 Year	(9.04%)
5 Years	3.74%
10 Years	5.44%
Class A
Average Annual Return:
1 Year	(4.78%)
5 Years	4.15%
10 Years	5.50%
Class B
Average Annual Return:
1 Year	(5.02%)
5 Years	3.88%
10 Years	5.23%
Class E
Average Annual Return:
1 Year	(4.96%)
5 Years	3.98%
10 Years	5.34%